Debt - Narrative (FY) (Details) - USD ($)				12 Months Ended
	Mar. 08, 2017	Jul. 23, 2015	Oct. 17, 2014	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Debt Instrument [Line Items]
Shares issuable upon exercise of warrants (in shares)				7,084,000		13,095,000
Interest expense				$ 100,000	$ 1,000,000
Warrants Expiring July 2025
Debt Instrument [Line Items]
Shares issuable upon exercise of warrants (in shares)		15,244		15,000		15,000
Warrant exercise price (USD per share)		$ 16.40		$ 16.40		$ 16.40
Warrant expiration period (in years)		10 years
Fair value of warrants recorded as a discount to the principal balance		$ 100,000
Loan And Security Agreement
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 10,000,000
Debt instrument, prepayment fee, percentage	2.00%		3.00%
Debt instrument final payment fee, percentage			6.00%
Credit facility prepayment fee	$ 100,000
Credit facility final payment fee	600,000
Credit facility per diem interest payment	50,000
Repayment of term loans	$ 6,600,000
Loan And Security Agreement | Common Stock
Debt Instrument [Line Items]
Shares issuable upon exercise of warrants (in shares)			19,380
Warrant exercise price (USD per share)			$ 12.90
Loan And Security Agreement | Term Loan 1
Debt Instrument [Line Items]
Proceeds from credit facility			$ 5,000,000
Interest rate			7.95%
Fair value of warrants recorded as a discount to the principal balance					$ 120,000
Loan And Security Agreement | Term Loan 2
Debt Instrument [Line Items]
Proceeds from credit facility		$ 5,000,000
Interest rate		8.01%